DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Compass Digital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Compass Digital Acquisition Corp. (the “Company”) is a blank check company incorporated in the Cayman Islands on March 8, 2021. The Company was formed for the purpose of effectuating a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an early-stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early-stage and emerging growth companies.

As of September 30, 2025, the Company had not yet commenced any operations. All activity for the period from March 8, 2021 (inception) through September 30, 2025 relates to the Company’s formation, the initial public offering that was consummated by the Company on October 19, 2021 (the “Initial Public Offering” or “IPO”), which is described below, and the search for a target business with which to consummate an initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering and the Private Placement (as defined below). The Company has selected December 31 as its fiscal year end.

The Company’s sponsor was originally Compass Digital SPAC LLC (the “Legacy Sponsor”), until August 31, 2023 and has been HCG Opportunity, LLC, a Delaware limited liability company (the “Sponsor,” together, with the Legacy Sponsor, the “Sponsors”), since August 31, 2023 (see Note 5).

The Registration Statement on Form S-1 for the Initial Public Offering, initially filed with the Securities and Exchange Commission (the “SEC”) on September 14, 2021, as amended (File No. 333-259502), was declared effective on October 14, 2021 (the “IPO Registration Statement”). On October 19, 2021, the Company consummated the Initial Public Offering of 20,000,000 units (“Units” and, with respect to the (i) Class A Ordinary Shares (as defined below) included in the Units offered, the “Public Shares” and (ii) redeemable warrants included in the Units offered, the “Public Warrants”), at $10.00 per Unit, generating gross proceeds of $200,000,000. Each Unit consists of one Class A Ordinary Share, par value $0.0001 per share, of the Company (the “Class A Ordinary Shares”), and one-third of one Public Warrant (see Note 3).

Certain institutional anchor investors that are not affiliated with the Company, the Legacy Sponsor, or the Company’s officers, directors, or any member of the Company’s management (“Management” and such investors, the “Institutional Anchor Investors”) purchased an aggregate of 20,000,000 Units in the Initial Public Offering. The Units were sold at an offering price of $10.00 per Unit, generating gross proceeds of $200,000,000.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 4,666,667 warrants (the “Private Placement Warrants,” and together with the Public Warrants, the “Warrants”) to the Legacy Sponsor at a price of $1.50 per Private Placement Warrant, generating gross proceeds of $7,000,000 (such sale, the “Private Placement”) (see Note 4). Concurrently with the closing of the Private Placement, the Institutional Anchor Investors paid the Legacy Sponsor $280,000 for the transfer of an aggregate of 186,667 Private Placement Warrants, which transfer will take place upon the closing of the initial Business Combination.

The Institutional Anchor Investors also purchased a portion of the equity interests of the Legacy Sponsor equivalent to 1,547,727 Founder Shares (as defined in Note 5) from the Legacy Sponsor at the original purchase price of $0.004 per share. The Founder Shares may be converted into Class A Ordinary Shares on a one-for-one basis at any time and from time to time prior to the closing of a Business Combination at the election of the holders and will be automatically converted into Class A Ordinary Shares at the Business Combination on a one-for-one basis, subject to adjustment as provided in its Amended and Restated Memorandum and Articles of Association (as amended and currently in effect, the “Amended and Restated Charter”).

Transaction costs amounted to $11,929,189, consisting of $4,000,000 of underwriting fees, $7,000,000 of deferred underwriting fees and $929,189 of other offering costs. Of these transaction fees, the Company subsequently obtained a discount related to the underwriter fees of $199,999 and expensed $631,124 related to the allocation of offering costs and Founder Shares to Warrant expense. Other non-cash transaction costs include the fair value in excess of consideration of $10,414,655 in relation to Founder Shares purchased by Institutional Anchor Investors. Subsequent to the Initial Public Offering close, there was an additional $676,712 in related transaction offering costs incurred, of which $37,917 related to the allocation of offering costs and Founder Shares to Warrant expense in 2021.

Following the closing of the Initial Public Offering on October 19, 2021, an amount of $200,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants in the Private Placement was placed in a trust account located in the United States (the “Trust Account”) to be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account, as described below. On October 19, 2023, the Company instructed Continental Stock Transfer & Trust Company, the trustee of the Trust Account (“Continental”), to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in an interest-bearing demand deposit account at Citibank, N.A., with Continental continuing to act as trustee, until the earlier of the consummation of the initial Business Combination or the Company’s liquidation. As a result, following the liquidation of investments in the Trust Account, the remaining proceeds from the Initial Public Offering and Private Placement are no longer invested in U.S. government securities or money market funds invested in U.S. government securities.

COMPASS DIGITAL ACQUISITION CORP.

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025

The underwriters of the Initial Public Offering notified the Company of their intention to partially exercise the over-allotment option on November 30, 2021 (the “Over-Allotment Option”). As such, on November 30, 2021, the Company consummated the sale of an additional 1,240,488 units (the “Over-Allotment Units”), at $10.00 per Over-Allotment Unit, and the sale of an additional 165,398 Private Placement Warrants, at $1.50 per Private Placement Warrant, generating total gross proceeds of $12,404,880 and $248,097, respectively. The underwriters forfeited the balance of the Over-Allotment Option. A total of $12,404,880 of the net proceeds of the exercise of the Over-Allotment Option was deposited into the Trust Account, bringing the aggregate proceeds deposited into the Trust Account in connection with the Initial Public Offering to $212,404,880. The Company incurred additional offering costs of $682,268 in connection with the exercise of the Over-Allotment Option (of which $434,171 was for deferred underwriting fees). On August 11, 2023 and August 14, 2023, the underwriters informed the Company of their decision to waive their rights to the deferred underwriting commission held in the Trust Account.

Management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the Private Placement, although substantially all of the net proceeds are being applied generally toward consummating a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide its holders of the outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. In connection with a proposed Business Combination, the Company may seek shareholder approval of a Business Combination at a meeting called for such purpose at which shareholders may seek to redeem their shares without voting, and if they do vote, irrespective of whether they vote for or against a Business Combination.

If the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Charter provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from seeking redemption rights with respect to more than an aggregate of 15% of the Public Shares without the Company’s prior written consent.

The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account ($11.58 per Public Share as of September 30, 2025, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Warrants. These Class A Ordinary Shares were recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”).

If a shareholder vote is not required and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Charter, offer such redemption pursuant to the tender offer rules of the SEC, and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination.

The Sponsors have agreed (i) to vote their Founder Shares and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination; (ii) not to propose an amendment to the Amended and Restated Charter with respect to the Company’s pre-Business Combination activities prior to the closing of a Business Combination unless the Company provides dissenting public shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment; (iii) not to redeem any shares (including the Founder Shares) into the right to receive cash from the Trust Account in connection with a shareholder vote to approve a Business Combination (or to sell any shares in a tender offer in connection with a Business Combination if the Company does not seek shareholder approval in connection therewith) or a vote to amend the provisions of the Amended and Restated Charter relating to shareholders’ rights of pre-Business Combination activity; and (iv) that the Founder Shares shall not participate in any liquidating distributions upon winding up if a Business Combination is not consummated. However, the Sponsors will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares purchased during or after the Initial Public Offering if the Company fails to complete its Business Combination.

If the Company is unable to complete a Business Combination by April 20, 2026 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter subject to lawfully available funds therefor, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company (less taxes payable and up to $50,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors (the “Board of Directors”), liquidate and dissolve, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of applicable law. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit of $10.00.

COMPASS DIGITAL ACQUISITION CORP.

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025

The Sponsors have agreed that they will be liable to the Company if and to the extent any claims by a third party (other than the independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the day of liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the Trust Account assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsors to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsors have sufficient funds to satisfy their indemnity obligations and believe that the Sponsors’ only assets are securities of the Company. Therefore, the Company cannot assure its shareholders that the Sponsors would be able to satisfy those obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses. The Company seeks to reduce the possibility that the Sponsors will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities, with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Sponsor Handover

On August 30, 2023, the Legacy Sponsor and the Sponsor entered into an agreement (the “Sponsor Purchase Agreement”), and on August 31, 2023, the Legacy Sponsor and the Sponsor consummated the transactions contemplated thereby (the “Sponsor Handover”). Pursuant to the terms of the Sponsor Purchase Agreement, at the Sponsor Handover: (i) the Legacy Sponsor transferred 3,093,036 Founder Shares and 4,645,398 Private Placement Warrants to the Sponsor; (ii) the Sponsor agreed to cause the Company to pay an aggregated amount of $300,000 in cash consideration upon closing of the Business Combination at the Legacy Sponsor’s direction to entities or accounts as directed by the Legacy Sponsor (including the repayment of the $125,000 balance of the note payable to the Legacy Sponsor); (iii) the Sponsor entered into a joinder to the Company’s registration rights agreement, dated October 14, 2021 (the “Registration Rights Agreement”); (iv) the Legacy Sponsor assigned the existing administrative services agreement with the Company, dated October 14, 2021 (the “Administrative Services Agreement”) to the Sponsor; (v) all of the members of the Board of Directors and officers of the Company resigned, and Daniel J. Hennessy, Thomas D. Hennessy, Anna Brunelle, Kirk Hovde, Matt Schindel and M. Joseph Beck were appointed as directors and Thomas D. Hennessy and Nick Geeza were appointed as the Chief Executive Officer and the Chief Financial Officer of the Company, respectively; and (vi) the Company entered into an amendment to the existing Letter Agreement, dated October 14, 2021 (as amended, the “Letter Agreement”). with the Legacy Sponsor, the Sponsor and the Company’s former officers and directors, pursuant to which the Sponsor became a party to the Letter Agreement and all Founder Shares and Private Placement Warrants transferred to the Sponsor remain subject to the terms of the Letter Agreement.

On March 29, 2024, the Company entered into a joinder to Letter Agreement with each of the current directors and officers, which is effective as of the Sponsor Handover on August 31, 2023.

Extensions of the Combination Period

At the extraordinary general meeting of shareholders held by the Company on October 19, 2023 (the “2023 EGM”), to approve proposals to amend the Amended and Restated Charter to (i) extend the date by which the Company must consummate an initial business combination from October 19, 2023 to July 19, 2024 (the “2023 Extension Amendment Proposal”) and (ii) to provide for the right of holders of the Company’s Class B Ordinary Shares, par value $0.0001 per share (the “Class B Ordinary Shares,” and together with the Class A Ordinary Shares, the “Ordinary Shares”), to convert such shares into Class A Ordinary Shares on a one-for-one basis at any time and from time to time prior to the closing of a Business Combination at the election of the holders (the “Founder Share Amendment Proposal” and together with the 2023 Extension Amendment Proposal, the “Charter Amendment Proposals”).

In connection with the vote to approve the Charter Amendment Proposals, Public Shareholders holding 16,045,860 Public Shares (after giving effect to withdrawals of redemptions) exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account (the “2023 Redemptions”). As a result, approximately $169.1 million (approximately $10.54 per share) was removed from the Trust Account to pay such holders.

On July 18, 2024, the Company held an extraordinary general meeting of shareholders in lieu of an annual general meeting of shareholders (the “2024 EGM”) to approve, among other things, a proposal to amend the Amended and Restated Charter to extend the date by which the Company must consummate an initial Business Combination from July 19, 2024 to December 19, 2024, and then on a monthly basis up to four (4) times until April 19, 2025 (or such earlier date as determined by the Board of Directors (the “2024 Extension Amendment Proposal”).

In connection with the vote to approve the 2024 Extension Amendment Proposal, Public Shareholders holding 2,713,143 Public Shares (after giving effect to withdrawals of redemptions) exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account (the “2024 Redemptions”). As a result of the 2024 Redemptions, approximately $29.6 million (approximately $10.92 per share) was removed from the Trust Account to pay such holders.

On April 16, 2025, the Company held an extraordinary general meeting of shareholders in lieu of an annual general meeting of shareholders (the “2025 EGM”) to approve, among other things, a proposal to amend the Amended and Restated Charter to extend the date by which the Company must consummate an initial Business Combination from April 19, 2025 to April 20, 2026 (or such earlier date as determined by the Board of Directors (the “2025 Extension Amendment Proposal”).

In connection with the vote to approve the 2025 Extension Amendment Proposal, Public Shareholders holding 2,370,619 Public Shares (after giving effect to withdrawals of redemptions) exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account (the “2025 Redemptions”). As a result of the 2025 Redemptions, approximately $26.7 million (approximately $11.25 per share) was removed from the Trust Account to pay such holders.

COMPASS DIGITAL ACQUISITION CORP.

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025

Founder Share Conversions

On October 19, 2023, following the approval of the Founder Share Amendment Proposal at the 2023 EGM, the Sponsors also converted an aggregate of 600,000 Founder Shares on a one-for-one basis into Class A Ordinary Shares (the “2023 Founder Share Conversion”) and waived any right to receive funds from the Trust Account with respect to the Class A Ordinary Shares received upon such conversion and acknowledged that such shares will be subject to all of the restrictions applicable to the original Founder Shares under the terms of the Letter Agreement.

On July 24, 2024, in connection with the 2024 EGM and the 2024 Redemptions, the Sponsors also converted an aggregate of 2,600,000 Founder Shares on a one-for-one basis into Class A Ordinary Shares (the “2024 Founder Share Conversion”) and waived any right to receive funds from the Trust Account with respect to the Class A Ordinary Shares received upon such conversion and acknowledged that such shares will be subject to all of the restrictions applicable to the original Founder Shares under the terms of the Letter Agreement.

Business Combination Agreement

On September 5, 2024, the Company entered into a Business Combination Agreement (as amended, restated or otherwise modified from time to time, the “Business Combination Agreement”) with (i) the Sponsor, in the capacity as the representative from and after the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”) for the shareholders of the Company, (ii) upon execution of a joinder thereto, a to-be-formed Cayman Islands exempted company to be named “EEW Renewables Corp” (“Pubco”), (iii) upon execution of a joinder thereto, a to-be-formed Cayman Islands exempted company and wholly-owned subsidiary of Pubco to be named “EEW Merger Sub” (“Merger Sub”), (iv) EEW Renewables Ltd, a company formed under the laws of England and Wales (“EEW”), (v) the shareholders of EEW named therein that executed and delivered the Business Combination Agreement on the signing date (together with any transferees of ordinary shares of EEW prior to the Closing that either sign a joinder agreement to become a party thereto, or that become bound thereby pursuant to the drag-along rights to be set forth in EEW’s amended organizational documents (collectively, the “Sellers”), and (vi) E.E.W. Global Holding Limited, in the capacity as the representative for the Sellers in accordance with the terms and conditions of the Business Combination Agreement.

Pursuant to the Business Combination Agreement, subject to the terms and conditions set forth therein, at the Closing, (a) Merger Sub will merge with and into the Company, with the Company continuing as the surviving entity (the “Merger”), as a result of which, (i) the Company shall become a wholly-owned subsidiary of Pubco, and (ii) each issued and outstanding security of the Company immediately prior to the Effective Time (as defined in the Business Combination Agreement) shall no longer be outstanding and shall automatically be cancelled, in exchange for the right of the holder thereof to receive a substantially equivalent security of Pubco, and (b) Pubco shall acquire all of the issued and outstanding ordinary shares of EEW from the Sellers in exchange for Pubco ordinary shares (the “Share Exchange”), all upon the terms and subject to the conditions set forth in the Business Combination Agreement and in accordance with the applicable provisions of the Companies Act (Revised) of the Cayman Islands and the laws of England and Wales (the Merger, the Share Exchange and the other transactions contemplated by the Business Combination Agreement and the ancillary documents, together, the “Transactions”), and any outstanding convertible securities of EEW will be terminated; and (c) as a result of such Transactions, the Company and EEW each will become a wholly-owned subsidiary of Pubco, and Pubco will become a publicly traded company upon the Closing.

Share Exchange and Consideration

The base consideration to be paid to the Sellers is $300,000,000 (subject to increase to the extent that the Company’s unpaid transaction expenses and cash liabilities as of the Closing that the Sponsor does not pay in cash exceeds $5,000,000, and subject to decrease to the extent that the amount of EEW’s unpaid transaction expenses is more than $5,000,000), and will be paid entirely in the form of newly issued ordinary shares of Pubco, par value $0.0001 per share (the “Pubco Ordinary Shares”), with each share valued at $10.00 (such shares, the “Exchange Shares”).

In addition to the base consideration as set forth above, the Sellers will be entitled to receive up to an additional 4,200,000 Pubco Ordinary Shares, subject to equitable adjustment for share splits, share dividends, combinations, recapitalizations and the like after the Closing, including to account for any equity securities into which such shares are exchanged or converted (the “Earnout Shares”), as additional consideration from Pubco in the event that:

(i) If during the 3-year period after the Closing (the “Earnout Period”), the volume-weighted average price for Pubco Ordinary Shares for 20 out of 30 consecutive trading days is at least: (i) $11.00 per share, the Sellers will receive 50% of the Earnout Shares and (ii) $12.00 per share, the Sellers will receive the remaining 50% of the Earnout Shares; or

(ii) If Pubco’s consolidated earnings before interest, taxes, depreciation, and amortization for the fiscal year ended April 30, 2025 equals or exceeds $41.9 million, subject to certain adjustments, the Sellers will receive all of the Earnout Shares.

If there is a change-in-control transaction during the Earnout Period, to the extent that the express or implied price per Pubco Ordinary Share in such transaction is equal to or greater than the applicable share price targets as set forth above, the vesting of such Earnout Shares will accelerate, and the Earnout Shares will be issuable upon the closing of such transaction.

On November 3, 2025, the Company received a notice (the “Notice”) from EEW purporting to terminate the Business Combination Agreement pursuant to Sections 10.1(b) and 10.1(d) thereof. On November 6, 2025, the Company sent a written response to EEW disputing such termination, asserting, among other things, that the representations, warranties and covenants of the Company set forth in the Business Combination Agreement purported by EEW in the Notice to have been breached by the Company either were not breached at all or were not breached at a level giving rise to a termination right, and that, in any event, EEW does not have the right to terminate the Business Combination Agreement due to EEW’s previous and continuing breaches of certain key covenants of the Business Combination Agreement. Consequently, the Company believes that EEW’s purported termination of the Business Combination Agreement is invalid under the terms of the Business Combination Agreement.

COMPASS DIGITAL ACQUISITION CORP.

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025

Liquidity and Going Concern

As of September 30, 2025, the Company had $721 in its operating bank accounts and a working capital deficit of $2,891,890.

To date, the Company’s liquidity needs have been satisfied through (i) a payment of $25,000 from the Legacy Sponsor to cover certain expenses on behalf of the Company in exchange for the issuance of the Founder Shares, (ii) a loan of approximately $195,000 from the Legacy Sponsor pursuant to a promissory note for up to $250,000 (the “IPO Promissory Note”), (iii) the net proceeds from the consummation of the Private Placement not held in the Trust Account, (iv) the Polar Capital Investment (as defined in Note 5), and (v) the Working Capital Loans (as defined in Note 5) pursuant to the 2021 Promissory Note and the 2024 Promissory Note (each as defined in Note 5). The Company fully repaid the IPO Promissory Note on October 19, 2021. No additional borrowing is available under the IPO Promissory Note (see Note 5).

As of September 30, 2025, the Company had drawn $1,250,000 from the Polar Capital Investment that was fair valued at $227,273, $125,000 outstanding from the 2021 Working Capital Loans (as defined below) and $1,635,872 outstanding from the 2024 Working Capital Loan (see Note 5).

Based on the foregoing, Management believes that the Company may not have sufficient working capital to meet its anticipated obligations through the earlier of the consummation of an initial Business Combination or one year from the date of the accompanying unaudited condensed financial statements. Over this period, the Company will be using these funds for paying existing accounts payable, operating costs, and completing our Business Combination.

In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC Subtopic 205-40 “Presentation of Financial Statements – Going Concern,” the Company has until April 20, 2026 to consummate a Business Combination. It is uncertain that the Company will be able to consummate a Business Combination by this time and the Company lacks the financial resources it needs to sustain operations for a reasonable period of time, which is considered to be one year from the date of the accompanying unaudited condensed financial statements. If a Business Combination is not consummated with the Combination Period, there will be a mandatory liquidation and subsequent dissolution of the Company. The Company cannot provide any assurance that (i) new financing will be available to it on commercially acceptable terms, if at all, or (ii) that its plans to consummate an initial Business Combination will be successful. Management has determined that the liquidity condition and mandatory liquidation should a Business Combination not occur, and potential subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. The accompanying unaudited condensed financial statements do not include any adjustments that might result from the Company’s inability to continue as a going concern.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Compass Digital Acquisition Corp. (the “Company”) is a blank check company incorporated in the Cayman Islands on March 8, 2021. The Company was formed for the purpose of effectuating a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an early-stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early-stage and emerging growth companies.

As of December 31, 2024, the Company had not yet commenced any operations. All activity for the period from March 8, 2021 (inception) through December 31, 2024 relates to the Company’s formation, the initial public offering that was consummated by the Company on October 19, 2021 (the “Initial Public Offering” or “IPO”), which is described below, and the search for a target business with which to consummate an initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering and the Private Placement (as defined below). The Company has selected December 31 as its fiscal year end.

The Company’s sponsor was originally Compass Digital SPAC LLC (the “Legacy Sponsor”), until August 31, 2023 and has been HCG Opportunity, LLC, a Delaware limited liability company (the “Sponsor,” together, with the Legacy Sponsor, the “Sponsors”), since August 31, 2023 (see Note 5).

The Registration Statement on Form S-1 for the Initial Public Offering, initially filed with the Securities and Exchange Commission (the “SEC”) on September 14, 2021, as amended (File No. 333-259502), was declared effective on October 14, 2021 (the “IPO Registration Statement”). On October 19, 2021, the Company consummated the Initial Public Offering of 20,000,000 units (“Units” and, with respect to the (i) Class A Ordinary Shares (as defined below) included in the Units offered, the “Public Shares” and (ii) redeemable warrants included in the Units offered, the “Public Warrants”), at $10.00 per Unit, generating gross proceeds of $200,000,000. Each Unit consists of one Class A Ordinary Share, par value $0.0001 per share, of the Company (the “Class A Ordinary Shares”), and one-third of one Public Warrant (see Note 3).

Certain institutional anchor investors that are not affiliated with the Company, the Legacy Sponsor, or the Company’s officers, directors, or any member of the Company’s management (“Management” and such investors, the “Institutional Anchor Investors”) purchased an aggregate of 20,000,000 Units in the Initial Public Offering. The Units were sold at an offering price of $10.00 per Unit, generating gross proceeds of $200,000,000.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 4,666,667 warrants (the “Private Placement Warrants,” and together with the Public Warrants, the “Warrants”) to the Legacy Sponsor at a price of $1.50 per Private Placement Warrant, generating gross proceeds of $7,000,000 (such sale, the “Private Placement”) (see Note 4). Concurrently with the closing of the Private Placement, the Institutional Anchor Investors paid the Legacy Sponsor $280,000 for the transfer of an aggregate of 186,667 Private Placement Warrants, which transfer will take place upon the closing of the initial Business Combination.

The Institutional Anchor Investors also purchased a portion of the equity interests of the Legacy Sponsor equivalent to 1,547,727 Founder Shares (as defined in Note 5) from the Legacy Sponsor at the original purchase price of $0.004 per share. The Founder Shares may be converted into Class A Ordinary Shares on a one-for-one basis at any time and from time to time prior to the closing of a Business Combination at the election of the holders and will be automatically converted into Class A Ordinary Shares at the Business Combination on a one-for-one basis, subject to adjustment as provided in its Amended and Restated Memorandum and Articles of Association (as amended and currently in effect, the “Amended and Restated Charter”).

Transaction costs amounted to $11,929,189, consisting of $4,000,000 of underwriting fees, $7,000,000 of deferred underwriting fees and $929,189 of other offering costs. Of these transaction fees, the Company subsequently obtained a discount related to the underwriter fees of $199,999 and expensed $631,124 related to the allocation of offering costs and Founders Shares to Warrant expense. Other non-cash transaction costs include the fair value in excess of consideration of $10,414,655 in relation to Founder Shares purchased by Institutional Anchor Investors. Subsequent to the Initial Public Offering close, there was an additional $676,712 in related transaction offering costs incurred, of which $37,917 related to the allocation of offering costs and Founders Shares to Warrant expense in 2021.

Following the closing of the Initial Public Offering on October 19, 2021, an amount of $200,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants in the Private Placement was placed in a trust account located in the United States (the “Trust Account”) to be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account, as described below. On October 19, 2023, the Company instructed Continental Stock Transfer & Trust Company, the trustee of the Trust Account (“Continental”), to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in an interest-bearing demand deposit account at Citibank, N.A., with Continental continuing to act as trustee, until the earlier of the consummation of the initial Business Combination or the Company’s liquidation. As a result, following the liquidation of investments in the Trust Account, the remaining proceeds from the Initial Public Offering and Private Placement are no longer invested in U.S. government securities or money market funds invested in U.S. government securities.

COMPASS DIGITAL ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

The underwriters of the Initial Public Offering notified the Company of their intention to partially exercise the over-allotment option on November 30, 2021 (the “Over-Allotment Option”). As such, on November 30, 2021, the Company consummated the sale of an additional 1,240,488 units (the “Over-Allotment Units”), at $10.00 per Over-Allotment Unit, and the sale of an additional 165,398 Private Placement Warrants, at $1.50 per Private Placement Warrant, generating total gross proceeds of $12,404,880 and $248,097, respectively. The underwriters forfeited the balance of the Over-Allotment Option. A total of $12,404,880 of the net proceeds of the exercise of the Over-Allotment Option was deposited into the Trust Account, bringing the aggregate proceeds deposited into the Trust Account in connection with the Initial Public Offering to $212,404,880. The Company incurred additional offering costs of $682,268 in connection with the exercise of the Over-Allotment Option (of which $434,171 was for deferred underwriting fees). On August 11, 2023 and August 14, 2023, the underwriters informed the Company of their decision to waive their rights to the deferred underwriting commission held in the Trust Account.

Management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the Private Placement, although substantially all of the net proceeds are being applied generally toward consummating a Business Combination. The Nasdaq Stock Market LLC (“Nasdaq”) rules provide that the Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (less any taxes payable on interest earned on the Trust Account) at the time of the signing a definitive agreement to enter a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide its holders of the outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. In connection with a proposed Business Combination, the Company may seek shareholder approval of a Business Combination at a meeting called for such purpose at which shareholders may seek to redeem their shares without voting, and if they do vote, irrespective of whether they vote for or against a Business Combination. The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon such closing of a Business Combination and, if the Company seeks shareholder approval, a majority of the outstanding shares voted are voted in favor of the Business Combination.

If the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Charter provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from seeking redemption rights with respect to more than an aggregate of 15% of the Public Shares without the Company’s prior written consent.

The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account ($11.14 per Public Share as of December 31, 2024, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Warrants. These Class A Ordinary Shares were recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”).

If a shareholder vote is not required and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Charter, offer such redemption pursuant to the tender offer rules of the SEC, and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination.

The Sponsors have agreed (i) to vote their Founder Shares and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination; (ii) not to propose an amendment to the Amended and Restated Charter with respect to the Company’s pre-Business Combination activities prior to the closing of a Business Combination unless the Company provides dissenting public shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment; (iii) not to redeem any shares (including the Founder Shares) into the right to receive cash from the Trust Account in connection with a shareholder vote to approve a Business Combination (or to sell any shares in a tender offer in connection with a Business Combination if the Company does not seek shareholder approval in connection therewith) or a vote to amend the provisions of the Amended and Restated Charter relating to shareholders’ rights of pre-Business Combination activity; and (iv) that the Founder Shares shall not participate in any liquidating distributions upon winding up if a Business Combination is not consummated. However, the Sponsors will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares purchased during or after the Initial Public Offering if the Company fails to complete its Business Combination.

COMPASS DIGITAL ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

If the Company is unable to complete a Business Combination by April 19, 2025 (assuming all four (4) monthly extensions pursuant to the 2024 Extension Amendment Proposal (as defined in Note 11) are used) (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter subject to lawfully available funds therefor, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company (less taxes payable and up to $50,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors (the “Board of Directors”), liquidate and dissolve, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of applicable law. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit of $10.00.

The Sponsors have agreed that they will be liable to the Company if and to the extent any claims by a third party (other than the independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the day of liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the Trust Account assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsors to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsors have sufficient funds to satisfy their indemnity obligations and believe that the Sponsors’ only assets are securities of the Company. Therefore, the Company cannot assure its shareholders that the Sponsors would be able to satisfy those obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses. The Company seeks to reduce the possibility that the Sponsors will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities, with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Sponsor Handover

On August 30, 2023, the Legacy Sponsor and the Sponsor entered into an agreement (the “Sponsor Purchase Agreement”), and on August 31, 2023, the Legacy Sponsor and the Sponsor consummated the transactions contemplated thereby (the “Sponsor Handover”). Pursuant to the terms of the Sponsor Purchase Agreement, at the Sponsor Handover: (i) the Legacy Sponsor transferred 3,093,036 Founder Shares and 4,645,398 Private Placement Warrants to the Sponsor; (ii) the Sponsor agreed to cause the Company to pay an aggregated amount of $300,000 in cash consideration upon closing of the Business Combination at the Legacy Sponsor’s direction to entities or accounts as directed by the Legacy Sponsor (including the repayment of the $125,000 balance of the note payable to the Legacy Sponsor); (iii) Sponsor entered into a joinder to the Company’s registration rights agreement, dated October 14, 2021 (the “Registration Rights Agreement”); (iv) the Legacy Sponsor assigned the existing administrative services agreement with the Company, dated October 14, 2021 (the “Administrative Services Agreement”) to the Sponsor; (v) all of the members of the Board of Directors and officers of the Company resigned, and Daniel J. Hennessy, Thomas D. Hennessy, Anna Brunelle, Kirk Hovde, Matt Schindel and M. Joseph Beck were appointed as directors and Thomas D. Hennessy and Nick Geeza were appointed as the Chief Executive Officer and the Chief Financial Officer of the Company, respectively; and (vi) the Company entered into an amendment to the existing Letter Agreement, dated October 14, 2021 (as amended, the “Letter Agreement”). with the Legacy Sponsor, the Sponsor and the Company’s former officers and directors, pursuant to which the Sponsor became a party to the Letter Agreement and all Founder Shares and Private Placement Warrants transferred to the Sponsor remain subject to the terms of the Letter Agreement.

On March 29, 2024, the Company entered into a Joinder to Letter Agreement with each of the current directors and officers, which is effective as of the Sponsor Handover on August 31, 2023.

COMPASS DIGITAL ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

Extensions of the Combination Period

At the extraordinary general meeting of shareholders held by the Company on October 19, 2023 (the “2023 EGM”), to approve proposals to amend the Amended and Restated Charter to (i) extend the date by which the Company must consummate an initial business combination from October 19, 2023 to July 19, 2024 (the “2023 Extension Amendment Proposal”) and (ii) to provide for the right of holders of the Company’s Class B Ordinary Shares, par value $0.0001 per share (the “Class B Ordinary Shares,” and together with the Class A Ordinary Shares, the “Ordinary Shares”), to convert such shares into Class A Ordinary Shares on a one-for-one basis at any time and from time to time prior to the closing of a Business Combination at the election of the holders (the “Founder Share Amendment Proposal” and together with the 2023 Extension Amendment Proposal, the “Charter Amendment Proposals”).

In connection with the vote to approve the Charter Amendment Proposals, Public Shareholders holding 16,045,860 Public Shares (after giving effect to withdrawals of redemptions) exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account (the “2023 Redemptions”). As a result, approximately $169.1 million (approximately $10.54 per share) was removed from the Trust Account to pay such holders.

On July 18, 2024, the Company held an extraordinary general meeting of shareholders in lieu of an annual general meeting of shareholders (the “2024 EGM”) to approve, among other things, a proposal to amend the Amended and Restated Charter to extend the date by which the Company must consummate an initial Business Combination from July 19, 2024 to December 19, 2024, and then on a monthly basis up to four (4) times until April 19, 2025 (or such earlier date as determined by the Board of Directors (the “2024 Extension Amendment Proposal”).

In connection with the vote to approve the 2024 Extension Amendment Proposal, Public Shareholders holding 2,713,143 Public Shares (after giving effect to withdrawals of redemptions) exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account (the “2024 Redemptions”). As a result of the 2024 Redemptions, approximately $29.6 million (approximately $10.92 per share) was removed from the Trust Account to pay such holders.

Founder Share Conversions

On October 19, 2023, following the approval of the Founder Share Amendment Proposal at the 2023 EGM, the Sponsors also converted an aggregate of 600,000 Founder Shares on a one-for-one basis into Class A Ordinary Shares (the “2023 Founder Share Conversion”) and waived any right to receive funds from the Trust Account with respect to the Class A Ordinary Shares received upon such conversion and acknowledged that such shares will be subject to all of the restrictions applicable to the original Founder Shares under the terms of the Letter Agreement.

On July 24, 2024, in connection with the 2024 EGM and the 2024 Redemptions, the Sponsors also converted an aggregate of 2,600,000 Founder Shares on a one-for-one basis into Class A Ordinary Shares (the “2024 Founder Share Conversion”) and waived any right to receive funds from the Trust Account with respect to the Class A Ordinary Shares received upon such conversion and acknowledged that such shares will be subject to all of the restrictions applicable to the original Founder Shares under the terms of the Letter Agreement.

Business Combination Agreement

On September 5, 2024, the Company entered into a Business Combination Agreement (as amended, restated or otherwise modified from time to time, the “Business Combination Agreement”) with (i) the Sponsor, in the capacity as the representative from and after the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”) for the shareholders of the Company, (ii) upon execution of a joinder thereto, a to-be-formed Cayman Islands exempted company to be named “EEW Renewables Corp” (“Pubco”), (iii) upon execution of a joinder thereto, a to-be-formed Cayman Islands exempted company and wholly-owned subsidiary of Pubco to be named “EEW Merger Sub” (“Merger Sub”), (iv) EEW Renewables Ltd, a company formed under the laws of England and Wales (“EEW”), (v) the shareholders of EEW named therein that executed and delivered the Business Combination Agreement on the signing date (together with any transferees of ordinary shares of EEW prior to the Closing that either sign a joinder agreement to become a party thereto, or that become bound thereby pursuant to the drag-along rights to be set forth in EEW’s amended organizational documents (collectively the “Sellers”), and (vi) E.E.W. Global Holding Limited, in the capacity as the representative for the Sellers in accordance with the terms and conditions of the Business Combination Agreement.

Pursuant to the Business Combination Agreement, subject to the terms and conditions set forth therein, at the Closing, (a) Merger Sub will merge with and into the Company, with the Company continuing as the surviving entity (the “Merger”), as a result of which, (i) the Company shall become a wholly-owned subsidiary of Pubco, and (ii) each issued and outstanding security of the Company immediately prior to the Effective Time (as defined in the Business Combination Agreement) shall no longer be outstanding and shall automatically be cancelled, in exchange for the right of the holder thereof to receive a substantially equivalent security of Pubco, and (b) Pubco shall acquire all of the issued and outstanding ordinary shares of EEW from the Sellers in exchange for Pubco ordinary shares (the “Share Exchange”), all upon the terms and subject to the conditions set forth in the Business Combination Agreement and in accordance with the applicable provisions of the Companies Act (Revised) of the Cayman Islands and the laws of England and Wales (the Merger, the Share Exchange and the other transactions contemplated by the Business Combination Agreement and the ancillary documents, together, the “Transactions”), and any outstanding convertible securities of EEW will be terminated; and (c) as a result of such Transactions, the Company and EEW each will become a wholly-owned subsidiary of Pubco, and Pubco will become a publicly traded company upon the Closing.

COMPASS DIGITAL ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

Share Exchange and Consideration

The base consideration to be paid to the Sellers is $300,000,000 (subject to increase to the extent that the Company’s unpaid transaction expenses and cash liabilities as of the Closing that the Sponsor does not pay in cash exceeds $5,000,000, and subject to decrease to the extent that the amount of EEW’s unpaid transaction expenses is more than $5,000,000), and will be paid entirely in the form of newly issued ordinary shares of Pubco, par value $0.0001 per share (the “Pubco Ordinary Shares”), with each share valued at $10.00 (such shares, the “Exchange Shares”).

In addition to the base consideration as set forth above, the Sellers will be entitled to receive up to an additional 4,200,000 Pubco Ordinary Shares, subject to equitable adjustment for share splits, share dividends, combinations, recapitalizations and the like after the Closing, including to account for any equity securities into which such shares are exchanged or converted (the “Earnout Shares”), as additional consideration from Pubco in the event that:

(i) If during the 3-year period after the Closing (the “Earnout Period”), the volume-weighted average price for Pubco Ordinary Shares for 20 out of 30 consecutive trading days is at least: (i) $11.00 per share, the Sellers will receive 50% of the Earnout Shares and (ii) $12.00 per share, the Sellers will receive the remaining 50% of the Earnout Shares; or

(ii) If Pubco’s consolidated earnings before interest, taxes, depreciation, and amortization for the fiscal year ended April 30, 2025 equals or exceeds $41.9 million, subject to certain adjustments, the Sellers will receive all of the Earnout Shares.

If there is a change-in-control transaction during the Earnout Period, to the extent that the express or implied price per Pubco Ordinary Share in such transaction is equal to or greater than the applicable share price targets as set forth above, the vesting of such Earnout Shares will accelerate, and the Earnout Shares will be issuable upon the closing of such transaction.

Liquidity and Going Concern

As of December 31, 2024, the Company had $27,720 in its operating bank accounts and a working capital deficit of $2,081,881.

To date, the Company’s liquidity needs have been satisfied through (i) a payment of $25,000 from the Legacy Sponsor to cover certain expenses on behalf of the Company in exchange for the issuance of the Founder Shares, (ii) a loan of approximately $195,000 from the Legacy Sponsor pursuant to a promissory note for up to $250,000 (the “IPO Promissory Note”), (iii) the net proceeds from the consummation of the Private Placement not held in the Trust Account, (iv) the Polar Capital Investment (as defined in Note 5), (v) the Working Capital Loans (as defined in Note 5) pursuant to the 2021 Promissory Note and the 2024 Promissory Note (each as defined in Note 5). The Company fully repaid the IPO Promissory Note on October 19, 2021. No additional borrowing is available under the IPO Promissory Note (see Note 5).

As of December 31, 2024, the Company had drawn $1,250,000 from the Polar Capital Investment that was fair valued at $227,273, $125,000 outstanding from the 2021 Working Capital Loans and $1,115,000 outstanding from the 2024 Working Capital Loan (see Note 5).

Based on the foregoing, Management believes that the Company may not have sufficient working capital to meet its anticipated obligations through the earlier of the consummation of an initial Business Combination or one year from the date of the accompanying financial statements. Over this period, the Company will be using these funds for paying existing accounts payable, operating costs, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.

In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC Subtopic 205-40 “Presentation of Financial Statements – Going Concern,” the Company has until April 19, 2025 if all remaining monthly extensions pursuant to the 2024 Extension Amendment Proposal are used, to consummate a Business Combination. It is uncertain that the Company will be able to consummate a Business Combination by this time and the Company lacks the financial resources it needs to sustain operations for a reasonable period of time, which is considered to be one year from the date of the accompanying financial statements. If a Business Combination is not consummated with the Combination Period, there will be a mandatory liquidation and subsequent dissolution of the Company. The Company cannot provide any assurance that (i) new financing will be available to it on commercially acceptable terms, if at all, or (ii) that its plans to consummate an initial Business Combination will be successful. Management has determined that the liquidity condition and mandatory liquidation should a Business Combination not occur, and potential subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the Company’s inability to continue as a going concern.

COMPASS DIGITAL ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

Key Mining Corp [Member]
Restructuring Cost and Reserve [Line Items]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Key Mining Corp., (“KMC”) along with its wholly owned subsidiaries Key Metals Corporation Chile SpA (“KM Chile”) and Gold Express Mines, SpA (“GEM Chile”) (collectively, the “Company”) is a mining and exploration company for non-ferrous and precious metals, primarily gold, silver, lead, zinc, copper and titanium. KMC was incorporated on February 18, 2020 in Delaware under the name Tavros Gold Corp. On July 17, 2020, February 22, 2021, April 5, 2021 and August 8, 2023, the Company filed certificates of amendment to our certificate of incorporation with the Secretary of State of the State of Delaware changing our corporate name to TiO2 Minerals Corp., CopperEx Corp., Key Metals Corp. and Key Mining Corp. respectively.

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Key Mining Corp., (“KMC”) along with its wholly owned subsidiaries Key Metals Corporation Chile SpA (“KM Chile”) and Gold Express Mines, SpA (“GEM Chile”) (collectively, the “Company”) is a mining and exploration company for non-ferrous and precious metals, primarily gold, silver, lead, zinc, copper and titanium. KMC was incorporated on February 18, 2020 in Delaware under the name Tavros Gold Corp. On July 17, 2020, February 22, 2021, April 5, 2021 and August 8, 2023, the Company filed certificates of amendment to our certificate of incorporation with the Secretary of State of the State of Delaware changing our corporate name to TiO2 Minerals Corp., CopperEx Corp., Key Metals Corp. and Key Mining Corp. respectively.